Write-Downs of Long-Lived Assets (Breakdowns of Recognized Impairment Losses for Difference between Carrying Amounts and Fair Values Reflected as Write-Downs of Long-Lived Assets) (Detail)
¥ in Millions
		12 Months Ended
		Mar. 31, 2020 JPY (¥) Property	Mar. 31, 2019 JPY (¥) Property	Mar. 31, 2018 JPY (¥) Property
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 159	¥ 712	¥ 1,862
Write-downs due to decline estimated future cash flows, amount		2,884	1,706	3,663
Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount				¥ 190
Write-downs of the assets held for sale, number of properties | Property				2
Write-downs due to decline estimated future cash flows, amount				¥ 0
Commercial Facilities Other Than Office Buildings
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0	¥ 712	¥ 1,134
Write-downs of the assets held for sale, number of properties | Property		0	1	2
Write-downs due to decline estimated future cash flows, amount		¥ 529	¥ 16	¥ 297
Write-downs due to decline estimated future cash flows, number of properties | Property		2	1	3
Condominiums
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 159
Write-downs of the assets held for sale, number of properties | Property		1
Write-downs due to decline estimated future cash flows, amount		¥ 77
Write-downs due to decline estimated future cash flows, number of properties | Property		3
Land Undeveloped Or Under Construction Held for Sale
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount		¥ 0
Write-downs of the assets held for sale, number of properties | Property		0
Write-downs due to decline estimated future cash flows, amount		¥ 2,083
Write-downs due to decline estimated future cash flows, number of properties | Property		2
Property, Plant and Equipment, Other Types
Impaired Long-Lived Assets Held and Used [Line Items]
Write-downs of the assets held for sale, amount	[1]	¥ 0	¥ 0	¥ 538
Write-downs due to decline estimated future cash flows, amount	[1]	¥ 195	¥ 1,690	¥ 3,366

[1]	For the “Others”, the number of properties are omitted. Write-downs of long-lived assets for fiscal 2018, 2019 and 2020 include write-downs of ¥2,138 million, ¥825 million and ¥109 million of hotels, respectively.